INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Electronic components	$ 7,206	$ 4,826
Finished goods	5,469	11,342
Inventories	$ 12,675	$ 16,168